Inventories	6 Months Ended
Jun. 30, 2012
Inventories
Inventories

8                                         Inventories

	June 30, 2012	December 31, 2011
	(unaudited)
Products
Nickel (co-products and by-products)	1,672	1,771
Iron ore and pellets	1,296	1,137
Manganese and ferroalloys	92	240
Fertilizer	493	387
Copper concentrate	139	72
Coal	268	277
Others	40	91
Spare parts and maintenance supplies	1,281	1,276
	5,281	5,251

On June 30, 2012 and December 31, 2011 the inventory includes provision for adjustment to market value for the products nickel and manganese in the amount of US$ 14 and US$ 9, respectively.